Submission	Jul. 22, 2025
Submission [Line Items]
Central Index Key	0000090498
Registrant Name	SIMMONS FIRST NATIONAL CORP
Registration File Number	333-279502
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES